ECONOMIC DEPENDENCE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Economic Dependence Narrative
Number of sales customers	3	2
Percentage of revenues from customers	100.00%	100.00%